KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 2,611,603	$ 1,721,157	$ 1,905,440
Share-based incentives	1,430,745	1,655,135	3,428,029
Total	$ 4,042,348	$ 3,376,292	$ 5,333,469